CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 14, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 08, 2017
Interest rate		2.15%		2.15%
Common stock par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Interest expense		$ 24,654	$ 2,764	$ 31,848	$ 7,752	$ 10,646	$ 7,111
Power Up Lending Group, Ltd [Member]
A non-related party convertible promissory note:	$ 53,000
Interest rate	8.00%
Maturity date	Dec. 30, 2017
Interest rate after due date	22.00%
Common stock par value	$ 0.001
Terms of conversion feature

The holder shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this note, to convert all or any part of the outstanding and unpaid principal amount into Common Stock. The conversion shall equal sixty-one percent (61%) of the average of the lowest two (2) trading prices for the Common Stock during the twelve-day trading period ending on the latest complete trading day prior to the conversion date, representing a discount rate of thirty-nine percent (39%)

Principal and interest								$ 76,025
Interest expense				$ 23,025